ITT Educational Services, Inc.

13000 North Meridian Street

Carmel, Indiana 46032-1404

Telephone (317) 706-9200

March 14, 2007

VIA EDGAR

Securities and Exchange Commission

Attention: Filing Desk, Stop 1-4

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549-1004

Re:	Definitive Proxy Solicitation Materials of
ITT Educational Services, Inc.
Commission File No. 1-13144

Dear Sir or Madam:

Enclosed please find for filing via direct transmission to the EDGAR system of the Securities and Exchange Commission ITT Educational Services, Inc.’s (the “Company”) Proxy, 2007 Annual Meeting Notice, Proxy Statement and 2006 Annual Report to Shareholders to be used by the Company in connection with the annual meeting of its shareholders to be held on May 8, 2007. No filing fee is required pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended.

Seven copies of the Company’s 2006 Annual Report to Shareholders will be mailed under separate cover to the Commission for its information pursuant to Rule 14a-3(c).

The Proxy, 2007 Annual Meeting Notice, Proxy Statement and 2006 Annual Report to Shareholders are intended to be mailed to the Company’s shareholders on or about March 23, 2007.

Sincerely,

/s/ Clark D. Elwood
Clark D. Elwood
Senior Vice President, General Counsel and Secretary

Enclosure

CDE/jlf